Fair Value Measurement (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Investments in financial instruments	$ 174,515,000	$ 191,577,000
Changes in fair value of short-term investments	9,400,000	3,100,000	$ 2,500,000
Changes in fair value of investments in debt securities	$ (1,500,000)	$ 18,000	$ 0